UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 90.7%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,300,120
Alaska 0.5%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (a)	3,860,000	4,235,153
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	6,021,700
Anchorage, AK, State General Obligation:
5.5%, 7/1/2019 (a)	2,500,000	2,742,975
5.5%, 7/1/2020 (a)	2,500,000	2,742,975
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (a)	5,000,000	4,160,350

		19,903,153
Arizona 1.4%
Arizona, School District General Obligation, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (a)	6,500,000	7,119,710
5.5%, 7/1/2014	5,000,000	5,416,600
5.5%, 7/1/2015	3,000,000	3,249,960
5.5%, 7/1/2016	5,000,000	5,416,600
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)	7,500,000	8,326,425
5.25%, 7/1/2017 (a)	10,000,000	11,197,100
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (a)	4,675,000	3,736,167
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (a)	4,105,000	4,492,717
Scottsdale, AZ, General Obligation, 5.375%, 7/1/2015	1,635,000	1,759,832
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (a)	4,100,000	4,528,368

		55,243,479
Arkansas 0.5%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard’s Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)	4,025,000	4,111,618
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	15,178,555

		19,290,173
California 16.2%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (a)	885,000	1,111,303
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (a)	880,000	1,034,264
California, Department of Water Resources Revenue:
Prerefunded, Series W, 5.5%, 12/1/2015	565,000	618,675
5.5%, 12/1/2015	2,825,000	3,071,340
California, Department of Water Resources Revenue, Central Valley Project, Series AC, 5.0%, 12/1/2027 (a)	9,000,000	9,487,440
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,191,040
Series A, 5.375%, 5/1/2021	5,000,000	5,509,450
Series A, 5.375%, 5/1/2022	10,665,000	11,751,657
Series A, 5.875%, 5/1/2016	20,000,000	22,541,600
California, Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	17,545,000	19,649,698

California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (a)	1,000,000	728,640
California, Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,602,325
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,735,000	1,772,042
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	11,001,118
Series B, 5.625%, 6/1/2038	37,265,000	41,477,436
Series 2003-A-1, 6.75%, 6/1/2039	37,520,000	42,360,830
California, State Agency General Obligation Lease, Series A, 6.3%, 12/1/2006 (a)	8,095,000	8,149,479
California, State General Obligation:
5.0%, 5/1/2015	10,450,000	11,307,945
5.0%, 3/1/2017	10,000,000	10,810,200
Series 1, 5.0%, 9/1/2019	12,700,000	13,610,463
5.0%, 6/1/2029 (a)	25,000,000	26,229,500
5.0%, 2/1/2031 (a)	26,975,000	27,984,674
5.0%, 12/1/2031 (a)	32,470,000	33,898,031
5.125%, 11/1/2024	5,000,000	5,307,200
5.25%, 2/1/2017	17,450,000	18,901,840
6.25%, 10/1/2007 (a) (b)	4,000,000	4,113,440
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,828,928
Series A, 5.5%, 6/1/2022	1,400,000	1,543,080
California, State Revenue Lease, 5.25%, 12/1/2020 (a)	22,040,000	23,757,357
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,505,650
Series C, 5.5%, 6/1/2021	2,500,000	2,747,850
California, State University Revenue:
Series A, 5.0%, 11/1/2016 (a)	16,790,000	18,301,268
Series A, 5.125%, 5/15/2017 (a)	10,000,000	10,786,500
Series A, 5.25%, 11/1/2021 (a)	4,000,000	4,342,200
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	7,914,280
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,274,000
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	13,681,907
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	22,026,900
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,401,650
Series A, Prerefunded, 7.1%, 1/1/2011	4,000,000	4,523,760
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,523,760
Series A, Prerefunded, 7.15%, 1/1/2014	6,250,000	7,078,125
Los Angeles County, CA, County General Obligation Lease:
Zero Coupon, 9/1/2007	4,030,000	3,872,387
Zero Coupon, 9/1/2009	5,425,000	4,828,575
Los Angeles County, CA, Sanitation Districts Financing Authority Revenue, Capital Project, Series A, 5.0%, 10/1/2019 (a)	20,000,000	21,379,000
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,766,625
Los Angeles, CA, School District General Obligation, Unified School District:
Series A, 5.0%, 7/1/2023 (a)	12,000,000	12,611,760
Series A, 5.0%, 7/1/2024 (a)	10,000,000	10,485,500
5.75%, 7/1/2015 (a)	2,000,000	2,302,360
5.75%, 7/1/2016 (a)	17,000,000	19,735,810
Los Angeles, CA, Unified School District:
Series A-1, 5.0%, 7/1/2017 (a)	10,000,000	10,784,800
Series A, 5.375%, 7/1/2018 (a)	16,575,000	18,347,696
Madera County, CA, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (a)	2,840,000	3,108,834
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	3,096,378
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,247,240

Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	700,510
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	3,420,000	2,517,428
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (a)	6,300,000	6,384,609
5.681%, 4/22/2009 (a)	4,500,000	4,740,255
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,342,497
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	4,095,300
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	27,698,104
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	11,179,197
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,401,020
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,724,738

		661,809,468
Colorado 2.6%
Colorado, E-40 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,308,300
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,417,480
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	8,187,294
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	14,904,015
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	5,037,120
Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	12,296,319
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	20,728,715
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	3,780,070
Series B, Zero Coupon, 9/1/2034	15,200,000	2,153,688
Series A, 5.75%, 9/1/2014 (a)	14,700,000	16,681,119
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,338,190
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	3,013,275
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	9,374,756

		106,220,341
Connecticut 0.6%
Connecticut, State General Obligation:
Series A, 5.375%, 4/15/2019	10,075,000	10,969,458
Series C, 5.5%, 12/15/2014	5,000,000	5,613,200
Series A, 5.5%, 12/15/2015	5,000,000	5,658,450
Series B, 5.5%, 6/15/2018	1,000,000	1,097,610
Prerefunded, Series E, ETM, 6.0%, 3/15/2012	170,000	190,094
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,760,305

		26,289,117
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,146,285
Series A1, 6.5%, 6/1/2010 (a)	1,095,000	1,205,310
Series A1, Prerefunded, 6.5%, 6/1/2010 (a)	1,175,000	1,290,644
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	5,752,800

		9,395,039
Florida 2.7%
Florida, State Board of Public Education, Series D, 5.375%, 6/1/2019	1,000,000	1,079,270
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,465,675
Florida, Water Pollution Control Financing Corp. Revenue, 5.5%, 1/15/2014	1,000,000	1,078,560
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,200,360
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,516,549
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, 5.25%, 11/15/2020	1,000,000	1,028,510
Highlands County, FL, Health Facilities Authority Revenue, Adventist Hospital:
Prerefunded, 5.25%, 11/15/2028	170,000	177,404

5.25%, 11/15/2028	5,130,000	5,259,892
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	7,000,000	7,813,400
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,208,770
Jacksonville, FL, Health Facilities Authority:
Prerefunded, 11.5%, 10/1/2012	15,000	15,097
Prerefunded, ETM, 11.5%, 10/1/2012	85,000	120,495
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2015 (a)	4,730,000	5,344,569
5.5%, 10/1/2016 (a)	6,760,000	7,693,691
5.5%, 10/1/2018 (a)	6,470,000	7,436,100
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	902,124
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)	725,000	785,827
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,515,340
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	3,051,720
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	920,000	922,337
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, ETM, 6.25%, 10/1/2016 (a)	70,000	82,331
Series 2006-A, 6.25%, 10/1/2016 (a)	1,100,000	1,283,282
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
5.75%, 12/1/2032	1,000,000	1,109,160
Series A, 6.25%, 10/1/2018 (a)	500,000	599,755
Series C, 6.25%, 10/1/2021 (a)	6,000,000	7,344,840
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,359,691
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,145,920
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	6,500,000	7,803,510
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	513,295
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2012 (a)	3,775,000	4,181,077
5.75%, 10/1/2013 (a)	3,770,000	4,226,396
5.75%, 10/1/2014 (a)	755,000	854,086
Palm Beach County, FL, Airport Systems Revenue, Prerefunded:
5.75%, 10/1/2012 (a)	1,225,000	1,364,515
5.75%, 10/1/2013 (a)	1,230,000	1,384,599
5.75%, 10/1/2014 (a)	245,000	278,614
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	137,397
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	13,964,250
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (a)	1,005,000	1,143,811
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)	1,000,000	1,083,380
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)	500,000	540,445
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,416,877
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,298,834
Tampa, FL, Water Utility Systems Revenue, Prerefunded, 5.625%, 10/1/2013 (a)	1,850,000	2,021,199
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	2,965,000	3,029,192

		111,782,146
Georgia 2.6%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (a)	4,240,000	4,492,916
Series B, 5.75%, 1/1/2011 (a)	1,590,000	1,696,276
Series C, 6.0%, 1/1/2011 (a)	7,375,000	7,925,101
Atlanta, GA, General Obligation, Series A:
5.0%, 12/1/2017 (a)	6,510,000	7,064,912
5.0%, 12/1/2019 (a)	7,400,000	7,970,540

5.0%, 12/1/2020 (a)	6,675,000	7,173,089
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Series A, 5.0%, 7/1/2018 (a)	21,950,000	23,849,114
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	14,674,010
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (a)	2,305,000	2,431,037
Georgia, Municipal Electric Authority Power Revenue:
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (a)	195,000	219,283
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (a)	35,000	38,875
Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,659,817
Series V, 6.5%, 1/1/2012 (a)	5,000,000	5,437,750
Series X, 6.5%, 1/1/2012 (a)	3,500,000	3,794,735
Series W, 6.6%, 1/1/2018 (a)	11,270,000	13,284,175
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (a)	200,000	239,814
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	3,000,000	3,215,820

		107,167,264
Hawaii 0.0%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014 (a)	1,500,000	1,628,760
Illinois 10.2%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	12,924,800
Series B, 5.0%, 1/1/2011 (a)	1,620,000	1,707,172
Series B, 5.125%, 1/1/2015 (a)	9,550,000	10,253,357
Series A, 5.375%, 1/1/2013 (a)	15,410,000	16,450,175
6.25%, 1/1/2011 (a)	3,000,000	3,242,610
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	5,000,000	5,491,250
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a)	11,025,000	12,778,967
Series A, 6.0%, 1/1/2020 (a)	46,340,000	54,552,375
Series A, 6.25%, 1/1/2009 (a)	6,735,000	7,128,257
Series A, 6.25%, 1/1/2015 (a)	28,725,000	32,818,887
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a)	9,705,000	10,429,672
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)	7,615,000	6,748,870
Series A, Zero Coupon, 12/1/2014 (a)	2,000,000	1,435,780
6.0%, 12/1/2016 (a)	5,000,000	5,129,550
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,792,784
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	4,997,196
Zero Coupon, 11/1/2018 (a)	5,165,000	3,063,361
5.375%, 1/1/2013 (a)	3,215,000	3,505,990
Cook & Du Page Counties, IL, High School District No. 210:
ETM, Zero Coupon, 12/1/2009 (a)	2,575,000	2,283,561
Zero Coupon, 12/1/2009 (a)	285,000	252,422
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)	18,560,000	21,962,419
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2007	15,460,000	14,967,135
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (a)	895,000	747,719
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	10,000,000	10,660,600
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	2,285,000	2,388,008
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,334,189
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,836,678
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,029,790
6.0%, 8/15/2007 (a)	1,460,000	1,491,828
6.0%, 8/15/2009 (a)	1,640,000	1,742,762

6.25%, 8/15/2013 (a)	3,400,000	3,764,514
Series A, 6.25%, 1/1/2015 (a)	17,000,000	18,778,540
6.4%, 6/1/2008 (a)	1,350,000	1,411,547
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (a)	2,900,000	2,421,616
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,613,450
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	13,405,575
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	6,657,900
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	3,000,000	3,275,070
6.25%, 12/15/2020 (a)	6,975,000	8,310,294
Series A, 6.5%, 12/15/2007 (a)	4,765,000	4,936,874
Series A, 6.5%, 12/15/2008 (a)	5,255,000	5,583,648
Series P, 6.5%, 6/15/2013	2,100,000	2,315,166
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	5,790,705
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	3,929,400
Illinois, State General Obligation, 5.5%, 5/1/2016 (a)	2,500,000	2,807,650
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (a)	2,575,000	2,622,921
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	2,280,000	2,504,284
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	881,587
Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,057,433
Series B, Zero Coupon, 1/1/2013 (a)	4,595,000	3,580,056
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (a)	1,775,000	1,932,780
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,272,839
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	4,416,468
Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	4,296,572
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System, Zero Coupon, 10/1/2007 (a)	1,865,000	1,794,484
Oak Lawn, IL, Water & Sewer Revenue, Zero Coupon, 10/1/2006 (a)	1,295,000	1,290,998
Rosemont, IL, Capital Appreciation Tax:
ETM, Series 3, Zero Coupon, 12/1/2007 (a)	2,100,000	2,007,831
Series 3, Zero Coupon, 12/1/2007 (a)	555,000	530,680
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,456,970
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,605,000	1,622,559
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (a)	3,725,000	3,687,415
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	3,394,714
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	1,947,271
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	9,035,733
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	7,361,962
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)	8,000,000	5,511,200
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	2,004,963

		415,361,833
Indiana 1.4%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	11,370,361
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,943,550
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,120,636

Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	2,106,825
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	4,940,905
Prerefunded, ETM, 6.0%, 7/1/2007 (a)	1,725,000	1,759,086
ETM, 6.0%, 7/1/2007 (a)	545,000	555,497
Prerefunded, ETM, 6.0%, 7/1/2008 (a)	945,000	984,577
ETM, 6.0%, 7/1/2008 (a)	300,000	312,402
Prerefunded, ETM, 6.0%, 7/1/2009 (a)	980,000	1,042,083
ETM, 6.0%, 7/1/2009 (a)	310,000	328,950
ETM, 6.0%, 7/1/2010 (a)	325,000	351,045
Prerefunded, ETM, 6.0%, 7/1/2011 (a)	1,100,000	1,211,221
ETM, 6.0%, 7/1/2011 (a)	345,000	379,403
Prerefunded, ETM, 6.0%, 7/1/2012 (a)	1,165,000	1,302,749
ETM, 6.0%, 7/1/2012 (a)	370,000	411,695
Prerefunded, ETM, 6.0%, 7/1/2013 (a)	1,230,000	1,391,831
ETM, 6.0%, 7/1/2013 (a)	390,000	439,312
Prerefunded, ETM, 6.0%, 7/1/2014 (a)	1,310,000	1,499,308
ETM, 6.0%, 7/1/2014 (a)	410,000	466,572
Prerefunded, ETM, 6.0%, 7/1/2015 (a)	1,385,000	1,599,938
ETM, 6.0%, 7/1/2015 (a)	440,000	506,506
Prerefunded, ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,712,844
ETM, 6.0%, 7/1/2016 (a)	465,000	535,880
Prerefunded, ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,832,766
ETM, 6.0%, 7/1/2017 (a)	490,000	569,581
Prerefunded, ETM, 6.0%, 7/1/2018 (a)	1,655,000	1,958,494
ETM, 6.0%, 7/1/2018 (a)	520,000	608,400
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,737,136
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a)	4,550,000	5,038,033
Series A, Prerefunded, ETM, 7.25%, 6/1/2015	880,000	989,754
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	489,051
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,390,080

		56,886,471
Iowa 0.5%
Iowa, Project Revenue:
5.5%, 2/15/2015 (a)	10,530,000	11,809,922
5.5%, 2/15/2016 (a)	6,645,000	7,490,709

		19,300,631
Kansas 0.6%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,106,394
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,240,000
Series II, 5.5%, 11/1/2015	1,000,000	1,129,010
Series II, 5.5%, 11/1/2017	1,000,000	1,142,500
Kansas City, KS, Electric Revenue, Utility Systems Revenue, Zero Coupon, 9/1/2006 (a)	1,375,000	1,375,000
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	12,000,000	13,152,120
Saline County, KS, Unified School District No. 305:
Prerefunded, 5.5%, 9/1/2017 (a)	2,465,000	2,644,674
5.5%, 9/1/2017 (a)	775,000	835,652

		24,625,350
Kentucky 2.1%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, 5.6%, 10/1/2012 (a)	13,670,000	14,986,968
Series C, 5.7%, 10/1/2013 (a)	8,245,000	9,171,161
Series C, 5.8%, 10/1/2014 (a)	5,130,000	5,756,886
Series C, 5.85%, 10/1/2015 (a)	5,235,000	5,885,553

Series C, 5.9%, 10/1/2016 (a)	6,500,000	7,318,675
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)	6,770,000	7,733,709
5.5%, 8/1/2018 (a)	5,000,000	5,748,800
5.5%, 8/1/2019 (a)	6,870,000	7,935,262
5.5%, 8/1/2020 (a)	4,320,000	5,013,792
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (a)	2,095,000	2,243,389
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,734,288
5.5%, 8/1/2015	4,000,000	4,491,440
Kentucky, State Revenue Lease, Property and Buildings Project No. 68, Prerefunded, 5.75%, 10/1/2015	5,375,000	5,811,074

		86,830,997
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (a)	2,335,000	2,566,702
5.75%, 12/1/2016 (a)	2,465,000	2,700,876
5.75%, 12/1/2017 (a)	2,610,000	2,858,237
5.75%, 12/1/2018 (a)	2,760,000	3,019,164
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,037,100
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,039,160
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (a)	1,275,000	1,308,800

		14,530,039
Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (a)	4,350,000	4,698,043
Maryland 1.2%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,455,229
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,484,320
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	39,581,490
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority, 7.2%, 1/1/2007 (a)	3,390,000	3,429,866

		50,950,905
Massachusetts 5.4%
Massachusetts, Airport Revenue, Port Authority, AMT, Series B, 5.5%, 7/1/2012 (a)	3,025,000	3,170,200
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, AMT, Series A, 5.5%, 1/1/2017 (a)	4,000,000	4,212,840
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	17,450,000	20,056,157
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (a)	1,105,000	1,186,483
Series 2, 5.5%, 11/1/2018 (a)	1,400,000	1,503,236
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,684,810
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	885,000	951,641
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,825,000	5,034,646
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,165,000	1,568,940
Massachusetts, Port Authority Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	5,266,050
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	21,007,240
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,699,150
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	19,854,864

Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,640,642
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)	4,000,000	4,600,400
Series D, 5.5%, 11/1/2019 (a)	7,500,000	8,663,250
Series D, 5.5%, 11/1/2020 (a)	2,000,000	2,320,760
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,415,579
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,519,560
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	6,181,300
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a) (b)	34,315,000	39,746,378
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,604,435
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 6.0%, 12/1/2011	10,000,000	10,920,100
Series A, 6.5%, 7/15/2009	2,625,000	2,829,698
Series A, 6.5%, 7/15/2019	13,710,000	16,300,916

		218,939,275
Michigan 1.7%
Detroit, MI, Core City General Obligation, Series B, 6.0%, 4/1/2016 (a)	2,865,000	3,120,845
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,093,650
Series A, 5.5%, 5/1/2017 (a)	3,295,000	3,605,224
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,967,718
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	3,217,890
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	6,085,851
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)	2,955,000	3,199,024
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)	11,000,000	12,216,050
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	840,000	855,624
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (a)	4,055,000	4,395,579
Series A, Prerefunded, 5.5%, 11/1/2016 (a)	9,545,000	10,346,685
Series A, 5.5%, 11/1/2017 (b)	7,000,000	7,983,920
Michigan, State General Obligation, 5.5%, 12/1/2015	5,875,000	6,646,446
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,715,000	1,783,240

		67,517,746
Minnesota 0.3%
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,763,746
Series A, 5.75%, 7/1/2018	6,760,000	7,904,468

		11,668,214
Mississippi 0.2%
Mississippi, State General Obligation, 5.5%, 12/1/2015	6,000,000	6,743,040
Missouri 1.3%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	12,912,438
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,360,273
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,161,240
Series A, 5.625%, 2/1/2016	3,125,000	3,370,312
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,347,940
Series B, 5.5%, 7/1/2015	3,500,000	3,941,350
Series B, 5.5%, 7/1/2016	5,065,000	5,716,916
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (a)	6,000,000	6,530,100

St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,600,482
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	3,735,000	4,148,763
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	2,934,834

		53,024,648
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana:
Series F, Prerefunded, 6.0%, 5/15/2019 (a)	455,000	500,678
Series F, 6.0%, 5/15/2019 (a)	4,545,000	4,980,956

		5,481,634
Nebraska 0.4%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,247,350
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,468,168
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,788,462
Series A, 6.5%, 12/1/2016	1,000,000	1,222,140
Series A, 6.5%, 12/1/2017	4,000,000	4,941,560

		14,667,680
Nevada 0.9%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)	1,500,000	1,605,960
Series C, 5.375%, 7/1/2019 (a)	1,100,000	1,173,601
Series C, 5.375%, 7/1/2020 (a)	1,100,000	1,172,259
Henderson, NV, Health Care Facilitiy Revenue, Catholic West:
Series A, Prerefunded, 5.375%, 7/1/2026	3,410,000	3,528,191
Series A, 5.375%, 7/1/2026	11,590,000	11,866,421
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)	5,000,000	3,890,750
7.375%, 1/1/2040	15,000,000	15,395,850

		38,633,032
New Hampshire 0.2%
New Hampshire, Higher Educational & Health Facility Authority Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,086,680
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,554,175
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, AMT, 3.46% *, 9/1/2012, Wachovia Bank NA (c)	1,000,000	1,000,000

		7,640,855
New Jersey 6.7%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (a)	4,500,000	5,223,330
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	3,148,020
5.75%, 6/15/2034	2,455,000	2,615,704
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,635,516
Series A, 5.0%, 7/1/2023 (a)	8,845,000	9,321,746
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2016	5,000,000	5,379,700
Series I, 5.0%, 9/1/2027 (a)	4,000,000	4,342,240
Series K, 5.25%, 12/15/2016 (a)	22,000,000	24,323,420
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a)	5,000,000	5,743,850
New Jersey, Health Care Facilities Financing Authority Revenue, Series A-4, 3.55% *, 7/1/2034, Wachovia Bank NA (c)	2,975,000	2,975,000
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	2,280,000	2,409,116

New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,030,090
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	8,965,000	9,419,974
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	25,480,000	28,609,963
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	4,002,681
New Jersey, State General Obligation:
5.25%, 7/1/2016	5,000,000	5,555,300
Series H, 5.25%, 7/1/2017	14,665,000	16,310,706
New Jersey, State Transportation Trust Fund Authority:
Series D, 5.0%, 6/15/2017 (a)	19,130,000	20,808,275
Series B, 5.25%, 12/15/2015 (a)	10,000,000	11,081,600
New Jersey, State Turnpike Authority Revenue:
Series C-2005, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	2,725,000	3,186,942
Series C-2005, 6.5%, 1/1/2016 (a)	8,025,000	9,356,508
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	18,000,000	19,466,460
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (a)	5,000,000	5,637,600
Series A, 5.75%, 6/15/2017	8,000,000	9,198,320
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (a)	11,000,000	11,896,500
New Jersey, Turnpike Authority, Turnpike Revenue, Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	38,720,000	45,283,815

		273,962,376
New Mexico 0.1%
Albuquerque, NM, Hospital & Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	2,565,000	2,826,989
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	3,005,000	3,101,160

		5,928,149
New York 6.5%
New York, Core City General Obligation, 5.875%, 2/15/2019	55,000	55,930
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)	2,050,000	1,858,407
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	10,907,500
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (a)	11,860,000	13,027,854
Series F, Prerefunded, 5.375%, 7/1/2007	465,000	472,324
Series F, 5.375%, 7/1/2007	1,535,000	1,556,521
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)	5,075,000	5,690,597
Series B, 6.0%, 7/1/2014 (a)	7,000,000	7,756,350
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,685,190
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,206,060
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (a)	6,775,000	7,353,788
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (a)	3,500,000	3,737,930
Series D, ETM, 7.0%, 7/1/2009 (a)	1,720,000	1,815,013
Series C, 7.5%, 7/1/2010 (a)	4,100,000	4,447,475
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)	5,000,000	5,953,450
New York, State Agency General Obligation Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (a)	4,500,000	5,018,040
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,129,920
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2019 (a)	3,000,000	3,213,570
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,132,743

New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	2,600,000	2,786,446
Series A-1, 5.5%, 6/1/2019	6,850,000	7,449,991
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2016 (a)	12,500,000	13,607,625
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	10,000,000	10,875,900
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	5,000,000	5,392,272
5.5%, 11/15/2018 (a)	5,000,000	5,484,500
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)	3,750,000	4,113,375
Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,581,400
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,634,941
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,571,993
New York and New Jersey, Port Authority Revenue, Special Project - KIAC, Series 4, AMT, 7.0%, 10/1/2007	400,000	406,208
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,641,000
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	16,500,000	19,142,475
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (a)	4,995,000	4,496,149
Series F, 5.25%, 8/1/2016	5,000,000	5,313,000
Series A, 5.75%, 8/1/2016	6,350,000	6,987,667
New York, NY, General Obligation:
Series J-1, 5.0%, 6/1/2018	4,170,000	4,467,154
Series D, 5.0%, 8/1/2019	6,930,000	7,357,096
Series C, Prerefunded, 5.375%, 11/15/2017 (a)	1,275,000	1,315,826
Series C, 5.375%, 11/15/2017 (a)	3,725,000	3,839,357
Series A, Prerefunded, 6.5%, 5/15/2012	6,230,000	6,919,412
Series A, 6.5%, 5/15/2012	770,000	846,977
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	105,000	112,826
Series G, 6.75%, 2/1/2009	1,895,000	2,027,461
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015	2,500,000	2,683,400
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	27,020,500
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (a)	8,000,000	8,079,280

		264,172,893
North Carolina 1.4%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,567,839
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,379,668
5.5%, 6/1/2017	3,255,000	3,534,767
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,296,760
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (a)	8,235,000	9,008,843
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	10,339,232
Series B, 6.0%, 1/1/2022 (a)	18,775,000	22,554,032

		57,681,141
Ohio 2.3%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (a)	2,365,000	2,545,402
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,107,930
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,134,524
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,767,540
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (a)	420,000	328,852
Cincinnati, OH, Higher Education Revenue, General Receipts:

Series T, 5.5%, 6/1/2012	1,280,000	1,396,685
Series A, 5.75%, 6/1/2015 (a)	2,000,000	2,201,580
Series A, 5.75%, 6/1/2016 (a)	1,500,000	1,651,185
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017	1,000,000	1,073,950
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,166,477
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,001,510
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (a)	2,000,000	2,158,680
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, ETM, 6.0%, 3/1/2007	1,340,000	1,353,239
Cuyahoga County, OH, County General Obligation:
Prerefunded, 5.0%, 12/1/2020	1,000,000	1,053,770
5.65%, 5/15/2018	500,000	575,725
Dublin City, OH, School District General Obligation, Capital Appreciation, ETM, Zero Coupon, 12/1/2011 (a)	1,095,000	900,955
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	90,000	94,360
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	382,963
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	508,435
5.5%, 7/1/2017	1,000,000	1,023,810
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	570,895
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	3,940,000	3,884,288
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	4,243,909
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,303,478
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	791,538
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (a)	570,000	410,691
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	200,838
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	710,000	726,500
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,078,220
Series A, 6.75%, 7/1/2020	2,000,000	2,085,300
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	315,000	315,778
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	2,000,000	2,173,980
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,441,971
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,146,980
Series B, 6.5%, 10/1/2020	2,250,000	2,738,272
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,082,630
Series A, 6.0%, 12/1/2017	1,060,000	1,147,588
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	404,000
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (a)	1,250,000	1,354,712
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (a)	240,000	248,815
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (a)	7,875,000	5,117,384
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	554,306
Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (a)	4,370,000	4,728,165
Series A, 5.5%, 10/1/2016 (a)	3,790,000	4,096,990
Series A, 5.5%, 10/1/2018 (a)	3,695,000	3,984,540
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,943,064
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,087,020
Ohio, State General Obligation Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,069,350
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)	6,925,000	7,883,489
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,850,000	3,895,969
South Euclid Lyndhurst, OH, School District General Obligation, 6.4%, 12/1/2018 (a)	535,000	549,429

Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	500,000	536,665
Toledo, OH, Other General Obligation, Macys Project, Series A, AMT, 6.35%, 12/1/2025 (a)	1,000,000	1,051,200
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	155,000	169,124
6.6%, 12/1/2016 (a)	200,000	247,296
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,916,841
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	701,508

		95,310,295
Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 6.0%, 8/15/2014	2,695,000	2,751,541
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	26,996,588
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority, Zero Coupon, 12/1/2006 (a)	6,430,000	6,374,573

		36,122,702
Oregon 0.2%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (a)	2,600,000	2,923,154
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,554,320
5.75%, 11/15/2016	3,140,000	3,401,091

		7,878,565
Pennsylvania 2.5%
Allegheny County, PA, Airport Revenue, Pittsburgh International, Series A, AMT, 5.75%, 1/1/2013 (a)	3,080,000	3,377,836
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)	2,000,000	2,163,820
5.5%, 3/1/2016 (a)	1,000,000	1,082,770
5.5%, 3/1/2017 (a)	1,000,000	1,079,960
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	1,000,000	1,124,770
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	170,000	173,536
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,052,930
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,361,192
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,068,220
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,071,850
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	913,344
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	33,288,080
Pennsylvania, Higher Education Revenue, Ursinus College, Prerefunded:
5.85%, 1/1/2017	1,475,000	1,515,282
5.9%, 1/1/2027	3,400,000	3,493,432
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	8,001,775
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,618,726
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (a)	4,875,000	5,066,441
Pennsylvania, State General Obligation, 6.25%, 7/1/2010	1,000,000	1,093,850
Pennsylvania, State Turnpike Commission, Oil Franchise Tax Revenue, Series B, 5.0%, 12/1/2031 (a)	7,105,000	7,431,759
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,179,900
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,090,013
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,928,185
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree Commercial Development, Series A, Prerefunded, 6.5% *, 10/1/2027	1,000,000	1,030,740

Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,095,320
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,500,000	1,612,245
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	130,000	147,798
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	6,235,000	6,541,824
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	3,934,245

		100,539,843
Puerto Rico 0.3%
Puerto Rico Commonwealth, General Obligation, 6.25%, 7/1/2013 (a)	1,850,000	2,135,455
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)	8,710,000	9,834,113
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,153,640

		13,123,208
Rhode Island 0.9%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)	1,025,000	1,125,019
Series B, ETM, 5.8%, 8/1/2012 (a)	2,500,000	2,785,025
Series B, ETM, 5.8%, 8/1/2013 (a)	7,340,000	8,268,070
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	23,754,940
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (a)	2,000,000	2,182,780

		38,115,834
South Carolina 1.1%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,758,991
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (a)	2,190,000	2,386,290
5.5%, 1/1/2012 (a)	2,810,000	3,047,670
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	517,668
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,220,405
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health:
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	8,196,248
Series C, 7.0%, 8/1/2030	855,000	993,202
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,845,323
6.75%, 1/1/2019 (a)	2,065,000	2,571,090
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	7,550,000	7,993,865
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (a)	5,300,000	5,757,390

		43,288,142
Tennessee 0.8%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Bond Fund, 3.58% *, 11/1/2035, Bank of America NA (c)	1,200,000	1,200,000
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	16,641,867
5.75%, 1/1/2014 (a)	2,000,000	2,237,280
6.25%, 1/1/2013 (a)	4,000,000	4,535,960
7.25%, 1/1/2009 (a)	3,750,000	4,046,213
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	3,616,903

		32,278,223
Texas 5.9%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,324,555
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 4.3875%, 4/1/2027	21,695,000	16,384,498
Austin, TX, School District General Obligation, Independent School District, 5.0%, 8/1/2015	2,000,000	2,172,460

Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	10,635,238
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	2,068,615
Zero Coupon, 2/1/2016	3,285,000	2,228,807
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (a)	4,085,000	4,482,552
Cedar Hill, TX, School District General Obligation:
Zero Coupon, 8/15/2009	1,500,000	1,326,240
Zero Coupon, 8/15/2010	3,130,000	2,600,028
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	4,660,030
Series A, Zero Coupon, 2/15/2013	8,840,000	6,863,022
Series A, Zero Coupon, 2/15/2014	6,000,000	4,449,660
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	1,295,000	464,646
Galveston County, TX, County General Obligation, 5.5%, 2/1/2014 (a)	1,675,000	1,802,551
Galveston County, TX, County General Obligation, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (a)	2,235,000	2,405,195
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon, 8/15/2010	2,160,000	1,861,164
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	2,455,949
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,251,400
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	3,005,770
Houston, TX, School District General Obligation, Series A, Zero Coupon, 2/15/2015	26,000,000	17,398,940
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)	8,000,000	8,635,040
Series A, 5.25%, 5/15/2021 (a)	10,000,000	10,793,800
Series A, 5.25%, 5/15/2022 (a)	30,000,000	32,381,400
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)	14,750,000	13,063,928
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,257,250
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	3,412,227
Series A, 5.5%, 12/1/2016 (a)	10,000,000	10,842,200
Prerefunded, 5.75%, 12/1/2015 (a)	5,000,000	5,566,400
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (a)	2,415,000	2,475,689
Series B, ETM, 5.625%, 12/1/2008 (a)	4,400,000	4,595,008
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,341,669
Northside, TX, General Obligation Independent School District:
Prerefunded, 5.5%, 2/15/2014	1,420,000	1,528,914
5.5%, 2/15/2014	1,265,000	1,356,535
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)	120,000	76,129
Zero Coupon, 9/1/2017 (a)	5,880,000	3,706,282
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	12,108,378
Texas, Multi-Family Housing Revenue, Department Housing & Community Affairs, Series A, Prerefunded, 6.4%, 1/1/2027	3,350,000	3,447,552
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	249,488
Texas, Other General Obligation, 7.0%, 9/15/2012	6,291,150	6,359,786
Texas, School District General Obligation, Community College District:
5.5%, 8/15/2014 (a)	3,145,000	3,436,950
5.5%, 8/15/2015 (a)	3,435,000	3,753,871
5.5%, 8/15/2017 (a)	4,060,000	4,414,560
Texas, Water & Sewer Revenue, Trinity River Authority, 5.5%, 2/1/2019 (a)	1,000,000	1,102,060
Texas, Water & Sewer Revenue, Water Development Board, Series A, 5.625%, 7/15/2015	1,000,000	1,068,990
Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,273,381
Zero Coupon, 8/15/2013	2,060,000	1,566,115

		239,654,922
Utah 0.7%

Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,330,000	1,720,648
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	26,845
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,646,640
Utah, Electric Revenue, Associated Municipal Power System, Zero Coupon, 7/1/2007 (a)	3,750,000	3,640,425
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	540,572
Utah, State General Obligation, Series A, 5.0%, 7/1/2016	20,000,000	21,953,000

		29,528,130
Vermont 0.3%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)	4,800,000	5,219,424
5.375%, 7/1/2014 (a)	5,055,000	5,493,976

		10,713,400
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	1,500,000	1,641,990
Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,175,620
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,747,449
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (a)	5,500,000	6,426,640
Virginia, State Public School Authority, School Financing 1997 Resolution, Series C, 5.0%, 8/1/2015	5,335,000	5,828,701
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,277,380
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,336,804

		31,792,594
Washington 2.9%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	9,256,752
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, ETM, 6.0%, 1/1/2008 (a)	2,200,000	2,268,156
Clark County, WA, General Obligation Hockinson School District No. 98:
Prerefunded, 6.125%, 12/1/2011 (a)	1,675,000	1,839,703
6.125%, 12/1/2011 (a)	1,515,000	1,658,652
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	4,194,651
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	1,650,000	1,755,782
King County, WA, County General Obligation:
Prerefunded, 6.625%, 12/1/2015	1,010,000	1,067,267
Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	9,335,944
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,000,000	4,495,800
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (a)	1,765,000	1,939,823
Skagit County, WA, School District General Obligation, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (a)	4,925,000	5,330,180
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (a)	3,485,000	3,825,972
Snohomish County, WA, School District General Obligation, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (a)	3,325,000	3,441,375
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (a)	2,500,000	1,788,950
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)	11,200,000	12,128,816
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (a)	7,000,000	7,138,320
Washington, Electric Revenue, Public Power Supply System Nuclear Project # 2, ETM, 5.7%, 7/1/2008 (a)	1,270,000	1,317,269
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2007 (a)	4,375,000	4,234,519
Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	5,070,658

Series A, Zero Coupon, 7/1/2011 (a)	4,200,000	3,501,330
Series B, 7.25%, 7/1/2009 (a)	7,990,000	8,481,625
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
5.75%, 11/1/2007 (a)	7,350,000	7,525,591
5.8%, 11/1/2008 (a)	4,865,000	5,080,228
5.8%, 11/1/2009 (a)	4,595,000	4,878,466
5.8%, 11/1/2010 (a)	2,100,000	2,265,186
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	2,939,587

		116,760,602
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	647,920
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,708,961

		3,356,881
Wisconsin 1.9%
Milwaukee County, WI, Series A, Prerefunded, ETM, Zero Coupon, 12/1/2011 (a)	220,000	180,547
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
5.75%, 11/15/2007 (a)	1,500,000	1,537,350
6.0%, 11/15/2008 (a)	4,085,000	4,285,941
6.1%, 8/15/2008 (a)	4,580,000	4,789,856
6.1%, 8/15/2009 (a)	2,000,000	2,132,600
Series B, ETM, 6.25%, 1/1/2022 (a)	4,800,000	5,563,200
Series C, 6.25%, 1/1/2022 (a)	8,380,000	9,765,298
Series AA, 6.4%, 6/1/2008 (a)	2,335,000	2,442,667
Series AA, 6.45%, 6/1/2009 (a)	2,485,000	2,661,410
Series AA, 6.45%, 6/1/2010 (a)	2,650,000	2,898,040
Series AA, 6.5%, 6/1/2011 (a)	2,820,000	3,160,459
Series AA, 6.5%, 6/1/2012 (a)	3,000,000	3,409,320
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	18,461,270
6.875%, 4/15/2030	14,000,000	15,992,480

		77,280,438

Total Municipal Bonds and Notes (Cost $3,404,034,371)		3,699,659,781
Municipal Inverse Floating Rate Notes 8.5%
California 0.8%
California, Electric Revenue, Department Water Supply, Series 309, 144A, 7.08%, 5/1/2018, Leverage Factor at purchase date: 2 to 1 (a)	5,625,000	6,771,262
California, General Obligation, Economic Recovery:
Series R-278, 144A, 6.345%, 7/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	8,500,000	9,930,040
Series 926, 144A, 6.706%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	5,977,500	7,153,394
Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 117, 144A, 6.81%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	6,375,000	7,489,733

		31,344,429
Colorado 0.1%
Denver, CO, Airport Revenue, RITES-PA 762, 144A, AMT, 8.331%, 11/15/2013, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,811,050
Connecticut 0.3%
Connecticut, Sales & Special Tax Revenue:
Series II, 144A, 7.08%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	8,390,000	9,652,863
Series II, 144A, 7.08%, 10/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	2,000,000	2,301,040
Series II, 144A, 7.08%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	1,050,000	1,224,226
Series II, 144A, 7.08%, 10/1/2017, Leverage Factor at purchase date: 2 to 1 (a)	830,000	967,722

		14,145,851
District of Columbia 0.3%

District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
Series 14, 144A, 8.29%, 10/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	1,970,000	2,549,081
Series 15, 144A, 8.29%, 10/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	3,565,000	4,709,615
Series 16, 144A, 8.29%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	2,750,000	3,681,095
Series 13, 144A, 8.29%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	1,210,000	1,542,169

		12,481,960
Florida 0.2%
Lee County, FL, Airport Revenue, AMT:
Series 14, 144A, 8.28%, 10/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	3,960,000	4,615,895
Series 14, 144A, 8.28%, 10/1/2020, Leverage Factor at purchase date: 2 to 1 (a)	1,410,000	1,649,404
Series 14, 144A, 8.53%, 10/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	1,500,000	1,780,575

		8,045,874
Georgia 0.1%
Georgia, Electric Revenue, RITES-PA 786, 9.111%, 1/1/2016, Leverage Factor at purchase date: 2 to 1	4,600,000	6,326,840
Illinois 0.8%
Cook County, IL, County General Obligation, RITES-PA 591, 144A, 9.351%, 11/15/2013, Leverage Factor at purchase date: 2 to 1 (a)	10,610,000	14,175,809
Illinois, Transportation/Tolls Revenue, Regional Transportation Authority, RITES-PA 584, 9.751%, 11/1/2021, Leverage Factor at purchase date: 2 to 1	12,900,000	19,005,312

		33,181,121
Massachusetts 0.3%
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.58%, 1/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	3,375,000	3,993,739
Massachusetts, State General Obligation, RITES-PA 793, 144A, 7.895%, 10/1/2008, Leverage Factor at purchase date: 2 to 1	6,095,000	7,083,974

		11,077,713
Michigan 0.2%
Michigan, State Agency General Obligation Lease, RITES-PA 889R, Series A, 144A, 7.38%, 4/15/2009, Leverage Factor at purchase date: 2 to 1	4,155,000	4,824,246
Michigan, State Agency General Obligation Lease, Building Authority, RITES-PA 899R, Series B, 144A, 7.38%, 4/15/2009, Leverage Factor at purchase date: 2 to 1	2,500,000	2,902,675

		7,726,921
New Jersey 1.8%
New Jersey, Highway Authority Revenue, Garden State Parkway, Series 247, ETM, 144A, 7.315%, 1/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	14,935,000	18,318,972
New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Series 224, 144A, 7.82%, 6/15/2016, Leverage Factor at purchase date: 2 to 1	11,000,000	14,601,070
New Jersey, State Revenue Lease, Transportation Trust Fund Authority, RITES-PA 785, 144A, 8.38%, 9/15/2015, Leverage Factor at purchase date: 2 to 1 (a)	5,190,000	6,132,764
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
RITES-PA 613, 144A, 9.361%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	21,170,000	28,258,139
RITES-PA 614, 144A, 9.361%, 1/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	3,830,000	5,112,361

		72,423,306
New York 0.6%
Monroe County, NY, Airport Revenue:
RITES-PA 585B, AMT, 144A, 7.852%, 7/1/2011, Leverage Factor at purchase date: 2 to 1	2,515,000	3,101,196
RITES-PA 585A, AMT, 144A, 7.855%, 1/1/2011, Leverage Factor at purchase date: 2 to 1	2,005,000	2,437,559
RITES-PA 585C, AMT, 144A, 8.106%, 7/1/2012, Leverage Factor at purchase date: 2 to 1	1,915,000	2,426,458
New York, Transportation/Tolls Revenue, Securities Trust Certificates, 144A, 7.38%, 11/15/2017, Leverage Factor at purchase date: 2 to 1 (a)	7,500,000	8,953,500
New York and New Jersey, Port Authority Revenue, Series II, AMT, 144A, 7.8%, 10/15/2007, Leverage Factor at purchase date: 2 to 1 (a)	6,160,000	6,532,125

		23,450,838

Pennsylvania 1.1%
Allegheny County, PA, Airport Revenue, AMT:
RITES-PA 567A, 144A, 7.811%, 7/1/2007, Leverage Factor at purchase date: 2 to 1 (a)	3,000,000	3,355,980
RITES-PA 567B, 144A, 7.811%, 7/1/2008, Leverage Factor at purchase date: 2 to 1 (a)	1,500,000	1,720,995
RITES-PA 567D, 144A, 7.811%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	5,250,000	6,375,600
RITES-PA 567C, 144A, 7.82%, 1/1/2010, Leverage Factor at purchase date: 2 to 1 (a)	3,160,000	3,771,176
Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, RITES-PA 1028, 144A, 7.85%, 1/1/2014, Leverage Factor at purchase date: 2 to 1	12,500,000	15,971,875
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
6.79%, 6/15/2013, Leverage Factor at purchase date: 2 to 1	2,225,000	2,402,332
144A, 6.79%, 6/15/2014, Leverage Factor at purchase date: 2 to 1 (a)	2,500,000	2,699,250
144A, 6.79%, 6/15/2015, Leverage Factor at purchase date: 2 to 1 (a)	2,250,000	2,429,325
Pennsylvania, State General Obligation, RITES-PA 1035R, 11.45%, 5/1/2019, Leverage Factor at purchase date: 4 to 1	5,000,000	6,893,700

		45,620,233
Puerto Rico 0.7%
Puerto Rico, Sales & Special Tax Revenue:
RITES-PA 994RC, 144A, 7.42%, 7/1/2007, Leverage Factor at purchase date: 2 to 1 (a)	3,000,000	3,944,460
RITES-PA 944RA, 144A, 7.42%, 7/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	3,720,000	4,827,221
RITES-PA 943R, 144A, 7.422%, 7/1/2019, Leverage Factor at purchase date: 2 to 1 (a)	11,325,000	14,695,773
RITES-PA 620A, 144A, 8.4%, 7/1/2010, Leverage Factor at purchase date: 2 to 1 (a)	2,500,000	3,199,800
Puerto Rico Commonwealth, General Obligation, RITES-PA 620C, 144A, 8.4%, 1/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	1,000,000	1,361,700

		28,028,954
Tennessee 0.3%
Knox County, TN, Hospital & Healthcare Revenue, RITES-PA 750, 144A, 7.87%, 1/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	8,940,000	10,639,494
Texas 0.9%
Dallas, TX, Airport Revenue, International Airport, Series 350, AMT, 144A, 7.285%, 5/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	17,875,000	20,768,963
Dallas, TX, Core City General Obligation:
RITES PA-1136, 144A, 6.8%, 2/15/2011, Leverage Factor at purchase date: 2 to 1	3,915,000	4,496,808
RITES PA-1136, 6.8%, 2/15/2011, Leverage Factor at purchase date: 2 to 1 (a)	4,110,000	4,720,787
RITES PA-1136, 144A, 6.8%, 2/15/2011, Leverage Factor at purchase date: 2 to 1 (a)	5,125,000	5,886,626

		35,873,184

Total Municipal Inverse Floating Rate Notes (Cost $302,996,123)		346,177,768
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,707,030,494)	99.2	4,045,837,549
Other Assets and Liabilities, Net	0.8	31,344,232

Net Assets	100.0	4,077,181,781

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	13.1
Bond Investors Guaranty Insurance Co.	0.1
Financial Guaranty Insurance Company	10.5
Financial Security Assurance Inc.	9.2
MBIA Corp.	29.8
XL Capital Assurance	0.3

(b)				All or a portion of this securities represent collateral held in connection with open interest rate swaps.
(c)				Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

At August 31, 2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

10/12/2006 10/12/2026	57,250,000†	Fixed — 4.321%	Floating — BMA	(1,611,016)
1/25/2007 1/25/2027	39,900,000††	Fixed — 4.348%	Floating — BMA	(1,188,545)
1/25/2007 1/25/2027	58,600,000†††	Fixed — 4.347%	Floating — BMA	(1,738,428)
1/31/2007 1/31/2027	25,900,000†	Fixed — 5.678%	Floating — LIBOR	(868,805)
1/31/2007 1/31/2027	26,000,000††	Fixed — 5.716%	Floating — LIBOR	(990,072)

Total unrealized depreciation on open interest rate swaps				(6,396,866)

Counterparties:
†				Lehman Brothers, Inc.
††				Citibank NA
†††				Merrill Lynch, Pierce, Fennier & Smith, Inc.
BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006